SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
NOTE 13 - SUBSEQUENT EVENTS

On April 13, 2021, the Company entered into a Stock Purchase Agreement with Leung Tin Lung David, the Company’s sole director, President and Chief Executive Officer, and majority stockholder, pursuant to which the Company sold to Mr. Leung one share of Series A Preferred Stock in exchange for 169,000,000 shares of common stock of the Company. The Company subsequently canceled and returned to its authorized capital stock the 169,000,000 shares of common stock purchased from Mr. Leung.

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before condensed consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after March 31, 2021, up through the date the Company presented the unaudited condensed consolidated financial statements. The Company determined that there are no further events to disclose.

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2020, up through March 26, 2021, the Company issued the audited consolidated financial statements. The Company determined that there are no further events to disclose.

On March 11, 2021, the Company filed the Certificate of Designation to create and authorize Series A Preferred Stock.